Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 217,809	$ 224,877
Royalties [Member]
Disclosure of operating segments [line items]
Revenues	144,066	140,279
Streams [Member]
Disclosure of operating segments [line items]
Revenues	73,743	59,333
Offtakes [Member]
Disclosure of operating segments [line items]
Revenues	0	25,265
North America [Member]
Disclosure of operating segments [line items]
Revenues	180,189	187,433
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	140,488	134,544
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	39,701	27,624
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Revenues		25,265
South America [Member]
Disclosure of operating segments [line items]
Revenues	25,205	21,396
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	1,257	1,112
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	23,948	20,284
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Revenues		0
Australia [Member]
Disclosure of operating segments [line items]
Revenues	961	1,554
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	69	6
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	892	1,548
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Revenues		0
Africa [Member]
Disclosure of operating segments [line items]
Revenues	2,252	4,617
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	2,252	4,617
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Revenues		0
Europe [Member]
Disclosure of operating segments [line items]
Revenues	9,202	9,877
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	$ 9,202	9,877
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Revenues		$ 0